Time Charters Acquired (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortization of above-market acquired time charter contract to revenues
2016	$ 7,267
2017	7,247
2018	5,268
Total	$ 19,782	$ 0